Schedule of Breakout of Revenue (Details) - Jet Token, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Revenues	$ 21,862,728	$ 1,112,195
Jet Card And Charter Programs [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	4,662,728	1,112,195
Fractional Whole Aircraft Sales [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 17,200,000